Information on net borrowing (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Borrowings
A. Cash and cash equivalents	€ 9,413	€ 5,994
B. Held-for-trading financial assets	5,502	6,760
C Liquidity (A+B)	14,915	12,754
D. Financing receivables	203	287
E. Short-term debt towards banks	337	187
F. Long-term debt towards banks	3,952	2,845
G. Bonds	19,816	19,172
H. Short-term financial debt towards related parties	52	46
I. Other short-term financial liabilities	2,493	2,219
J. Other long-term financial liabilities	36	49
Total borrowings	26,686	24,518
L. Net borrowings before lease liabilities (K-C-D)	11,568	11,477
M. Lease liabilities	4,852	5,635
N. Lease liabilities towards related parties	166	13
O. Total borrowings including lease liabilities (K+M+N)	31,704	30,166
P. Net borrowings including lease liabilities (O-C-D)	16,586	17,125
Share of lease liabilities of joint operators	1,652	1,976
Current
Borrowings
A. Cash and cash equivalents	9,413	5,994
B. Held-for-trading financial assets	5,502	6,760
C Liquidity (A+B)	14,915	12,754
D. Financing receivables	203	287
E. Short-term debt towards banks	337	187
F. Long-term debt towards banks	759	504
G. Bonds	1,140	2,642
H. Short-term financial debt towards related parties	52	46
I. Other short-term financial liabilities	2,493	2,219
J. Other long-term financial liabilities	10	10
Total borrowings	4,791	5,608
L. Net borrowings before lease liabilities (K-C-D)	(10,327)	(7,433)
M. Lease liabilities	795	884
N. Lease liabilities towards related parties	54	5
O. Total borrowings including lease liabilities (K+M+N)	5,640	6,497
P. Net borrowings including lease liabilities (O-C-D)	(9,478)	(6,544)
Noncurrent
Borrowings
F. Long-term debt towards banks	3,193	2,341
G. Bonds	18,676	16,530
J. Other long-term financial liabilities	26	39
Total borrowings	21,895	18,910
L. Net borrowings before lease liabilities (K-C-D)	21,895	18,910
M. Lease liabilities	4,057	4,751
N. Lease liabilities towards related parties	112	8
O. Total borrowings including lease liabilities (K+M+N)	26,064	23,669
P. Net borrowings including lease liabilities (O-C-D)	€ 26,064	€ 23,669